UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	April 12, 2013

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  156

Form 13F Information Table Value Total: $3,877,329

List of Other Included Managers:  None

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                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
American Int Group	W EXP 01/19/202	026874156	 13,931 	916491			Sole
Apache Corporation	PFD CONV SER D	037411808	 3,650 		 81,882 		Sole	81,882
Bank of America		7.25%CNV PFD L	060505682	 9,519 		 7,790 			Sole	7,790
Cumulus Media Inc	CL A		231082108	 181 		 53,742 		Sole	53,742
Durect Corporation	COM		266605104	 1,161 		 873,140 		Sole	873,140
Emmis Communication	CL A		291525103	 70 		 42,307 		Sole	42,307
Emmis Communications	PFD CV SER A	291525202	 5,075 		 491,510 		Sole	491,510
Fifth Third Bancorp	CNV PFD DEP1/250 316773209	 80,249 	 560,200 		Sole	560,200
Intel Corp.		COM		458140100	 1,970 		 90,200 		Sole	90,200
International Game Tech	COM		459902102	 330 		 20,000 		Sole	20,000
Interpublic Group	COM		460690100	 41,806 	 3,208,414 		Sole	3,208,414
Newmont Mining		COM		651639106	 775 		 18,500 		Sole	18,500
Owens Corning 		W EXP 10/31/201	690742127	 58 		 45,634 		Sole
Stanley Black & Decker	UNIT 99/99/9999	854502309	 162,595 	 1,279,674 		Sole	1,279,674
Teva Pharm		ADR		881624209	 2,162 		 54,475 		Sole	54,475
Thompson Creek Metals 	UNIT 99/99/9999	884768300	 4,404 		 267,339 		Sole	267,339
Wells Fargo & Co	PERP PFD CNV A	949746804	 9,782 		 7,590 			Sole	7,590
Zions Bancorporation	W EXP 05/22/202	989701115	 229 		 46,190 		Sole
JP Morgan Chase & Co.	W EXP 10/28/201	46634E114	 3,349 		 235,039 		Sole
AngloGold Limited	MAND BD CV 13	03512Q206	 454 		 16,000 		Sole	16,000
AuRico Gold Inc.	COM		05155C105	 647 		 102,910 		Sole	102,910
Capital One Financial	W EXP 11/14/201	14040H139	 6,067 		 324,254 		Sole
General Motors Corp 	W EXP 07/10/201	37045V118	 2,777 		 149,603 		Sole
General Motors Corp 	W EXP 07/10/201	37045V126	 1,764 		 149,603 		Sole
General Motors Corp	JR PFD CNV SRB	37045V209	 2,482 		 57,800 		Sole	57,800
Iridium Communications	COM		46269C102	 587 		 97,422 		Sole	97,422
Kinder Morgan Energy 	W EXP 05/25/201	49456B119	 44,096 	 8,579,063 		Sole
Metlife Inc.		UNIT 99/99/9999	59156R116	 5,546 		 112,400 		Sole	112,400
New York Community Banc	UNIT 99/99/9999	64944P307	 40,231 	 816,864 		Sole	816,864
ProShares 		ULT VIX S/T ETF	74347W411	 385 		 50,000 		Sole	50,000
ProShares		ULTPRO SH 20YR	74347X740	 1,097 		 60,000 		Sole	60,000
Radio One, Inc		CL D NON VTG	75040P405	 1,690 		 1,000,000 		Sole	1,000,000
Aspen Insurance Hldgs	PFD PRP INC EQ	G05384113	 18,042 	 272,130 		Sole	272,130
Arcelormittal		MAND CV NT 16	L0302D178	 1,718 		 82,000 		Sole	82,000
AGCO Corp		NOTE 1.250%12/1	001084AM4	 43,373 	 33,171,000 		Sole
Affiliated Managers Gr	NOTE 3.950% 8/1	008252AL2	 50,531 	 40,545,000 		Sole
Affymetrix, Inc		NOTE 4.000% 7/0	00826TAH1	 10,099 	 9,550,000 		Sole
AirTran Holdings, Inc	NOTE 5.250%11/0	00949PAD0	 313 		 215,000 		Sole
Alcoa Inc		NOTE 5.250% 3/1	013817AT8	 122,732 	 88,535,000 		Sole
Allegheny Technologies	NOTE 4.250% 6/0	01741RAD4	 131,867 	 122,583,000 		Sole
Alliance One Inter	NOTE 5.500% 7/1	018772AQ6	 3,022 		 2,963,000 		Sole
Altra Holdings, Inc	NOTE 2.750% 3/0	02208RAE6	 1,994 		 1,669,000 		Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 175,991 	 157,135,000 		Sole
Annaly Mortgage Mgmt	NOTE 4.000% 2/1	035710AA0	 4,117 		 3,284,000 		Sole
Annaly Mortgage Mgmt	NOTE 5.000% 5/1	035710AB8	 1,100 		 1,060,000 		Sole
Arcelormittal		NOTE 5.000% 5/1	03938LAK0	 25,743 	 25,030,000 		Sole
Archer-Daniels-Midland	NOTE 0.875% 2/1	039483AW2	 13,659 	 13,500,000 		Sole
Ares Capital Corp	NOTE 5.125% 6/0	04010LAD5	 706 		 660,000 		Sole
BGC Partners, Inc.	NOTE 4.500% 7/1	05541TAD3	 12,330 	 12,384,000 		Sole
Boston Properties, Inc	NOTE 3.750% 5/1	10112RAG9	 562 		 545,000 		Sole
Bottomline Technologies	NOTE 1.500%12/0	101388AA4	 2,359 		 2,000,000 		Sole
CMS Energy Corp		NOTE 5.500% 6/1	125896BD1	 4,073 		 2,000,000 		Sole
CACI International Inc	NOTE 2.125% 5/0	127190AD8	 24,322 	 21,335,000 		Sole
Cadence Design Systems	NOTE 2.625% 6/0	127387AJ7	 2,817 		 1,500,000 		Sole
Central European Dist	NOTE 3.000% 3/1	153435AA0	 893 		 4,060,000 		Sole
Chart Industries, Inc.	NOTE 2.000% 8/0	16115QAC4	 1,120 		 825,000 		Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 11,626 	 10,587,000 		Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167BZ9	 2,515 		 2,625,000 		Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 48,300 	 51,111,000 		Sole
Comtech Telecom		NOTE 3.000% 5/0	205826AF7	 3,077 		 3,000,000 		Sole
United Continental Hold	NOTE 4.500% 1/1	210795PU8	 18,961 	 10,585,000 		Sole
Amarin Corporation PLC	NOTE 3.500% 1/1	220480AC1	 1,231 		 1,000,000 		Sole
Cubist Pharmaceuticals, NOTE 2.500%11/0	229678AD9	 4,270 		 2,500,000 		Sole
Dendreon Corp		NOTE 2.875% 1/1	24823QAC1	 10,029 	 12,695,000 		Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 6,583 		 3,836,000 		Sole
DryShips Inc		NOTE 5.000%12/0	262498AB4	 29,248 	 33,618,000 		Sole
EMC Corp B		NOTE 1.750%12/0	268648AM4	 142,802 	 95,648,000 		Sole
Electronic Arts Inc.	NOTE 0.750% 7/1	285512AA7	 2,207 		 2,275,000 		Sole
Encore Capital Group	NOTE 3.000%11/2	292554AC6	 2,293 		 2,000,000 		Sole
Endeavor Intl Corp	NOTE 5.500% 7/1	29257MAE0	 28,702 	 47,053,000 		Sole
EnPro Industries, Inc	DBCV 3.938%10/1	29355XAB3	 104,093 	 65,211,000 		Sole
Equinix, Inc		NOTE 4.750% 6/1	29444UAH9	 5,280 		 2,000,000 		Sole
Exide Technologies	FRNT 9/1	302051AL1	 10,558 	 11,085,000 		Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 3,222		 2,528,000		Sole
Ford Motor Co		NOTE 4.250%11/1	345370CN8	 811		 504,000		Sole
GT Advanced Tech	NOTE 3.000%10/0	36191UAA4	 7,833 		 10,085,000 		Sole
GenCorp			SDCV 4.062%12/3	368682AN0	 3,128 		 2,000,000 		Sole
Genco Shipping & Trad	NOTE 5.000% 8/1	36869MAA3	 12,242		 34,005,000		Sole
General Cable Corp	FRNT 4.500%11/1	369300AL2	 3,138 		 2,500,000 		Sole
Gilead Sciences, Inc	NOTE 1.625% 5/0	375558AP8	 6,519 		 3,000,000 		Sole
GMX Resources Inc	NOTE 4.500% 5/0	38011MAJ7	 2,444 		 10,863,000 		Sole
Goldcorp, Inc		NOTE 2.000% 8/0	380956AB8	 141,177 	 134,840,000 		Sole
Green Plains Ren Energy	NOTE 5.750%11/0	393222AB0	 12,192 	 10,990,000 		Sole
Greenbrier Companies	NOTE 3.500% 4/0	393657AH4	 839 		 830,000 		Sole
Hawaiian Holdings, Inc	NOTE 5.000% 3/1	419879AD3	 18,738 	 17,501,000 		Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4	 1,817 		 1,815,000 		Sole
Health Care REIT, Inc	NOTE 3.000%12/0	42217KAR7	 330 		 250,000 		Sole
Helix Energy Sol Group	NOTE 3.250% 3/1	42330PAG2	 471 		 381,000 		Sole
Hologic Inc		FRNT 2.000%12/1	436440AB7	 667 		 550,000 		Sole
Hologic Inc		DEBT 2.000% 3/0	436440AC5	 3,618		 3,440,000		Sole
Home Inns & Hotels	NOTE 2.000%12/1	43713WAB3	 16,175		 18,200,000		Sole
Hutchinson Technology	NOTE 8.500% 1/1	448407AG1	 12,062 	 15,767,000 		Sole
Intel Corp		SDCV 2.950%12/1	458140AD2	 918 		 865,000 		Sole
Intel Corporation	SDCV 3.250% 8/0	458140AF7	 139,486 	 115,871,000 		Sole
International Game Tech	NOTE 3.250% 5/0	459902AQ5	 74,560 	 69,085,000 		Sole
James River Coal Co	NOTE 3.125% 3/1	470355AH1	 708 		 3,455,000 		Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	47102XAG0	 13,433 	 12,756,000 		Sole
Jefferies Group, Inc	DBCV 3.875%11/0	472319AG7	 18,081 	 17,565,000 		Sole
Knight Capital Group	NOTE 3.500% 3/1	499005AE6	 2,257 		 2,260,000 		Sole
KCAP Financial Inc 	NOTE 8.750% 3/1	500233AB7	 39,285 	 29,520,000 		Sole
L-3 Communications Hlds	DEBT 3.000% 8/0	502413AW7	 3,652 		 3,600,000 		Sole
Lab Corp of Amer Hldgs	NOTE 9/1	50540RAG7	 12,055 	 9,960,000 		Sole
LAM Research Corp	NOTE 0.500% 5/1	512807AJ7	 3,799 		 3,720,000 		Sole
Level 3 Communications	NOTE 7.000% 3/1	52729NBP4	 60,543 	 51,910,000 		Sole
Level 3 Communications	NOTE 6.500%10/0	52729NBR0	 2,880 		 2,155,000 		Sole
LifePoint Hospitals	NOTE 3.500% 5/1	53219LAH2	 2,285 		 2,092,000 		Sole
Linear Technology Corp	NOTE 3.000% 5/0	535678AC0	 1,177 		 1,100,000 		Sole
Massey Energy Company	NOTE 3.250% 8/0	576203AJ2	 3,180 		 3,300,000 		Sole
McMoRan Exploration Co	NOTE 4.000%12/3	582411AJ3	 8,901 		 7,715,000 		Sole
Medtronic, Inc		NOTE 1.625% 4/1	585055AM8	 8,982 		 8,978,000 		Sole
Microchip Technology	SDCV 2.125%12/1	595017AB0	 7,071 		 4,965,000 		Sole
Micron Technology, Inc	NOTE 1.500% 8/0	595112AQ6	 3,963 		 3,400,000 		Sole
Molson Coors Brewing Co	NOTE 2.500% 7/3	60871RAA8	 14,546 	 14,105,000 		Sole
Molycorp, Inc.		NOTE 3.250% 6/1	608753AA7	 10,289 	 16,730,000 		Sole
Molycorp, Inc.		NOTE 6.000% 9/0	608753AF6	 16,643 	 23,441,000 		Sole
Molycorp, Inc.		NOTE 5.500% 2/0	608753AH2	 8,948 		 9,970,000 		Sole
Morgans Hotel Group	NOTE 2.375%10/1	61748WAB4	 9,373 		 9,764,000 		Sole
National Retail Prop	NOTE 5.125% 6/1	637417AC0	 248 		 175,000 		Sole
NetApp, Inc		NOTE 1.750% 6/0	64110DAB0	 124,462 	 114,185,000 		Sole
Newmont Mining Corp	NOTE 1.250% 7/1	651639AH9	 141,279 	 125,581,000 		Sole
Newmont Mining Corp	NOTE 1.625% 7/1	651639AJ5	 4,0387		 32,785,000		Sole
Northgate Minerals Corp	NOTE 3.500%10/0	666416AB8	 33,186 	 32,030,000 		Sole
LAM Research Corp	NOTE 2.625% 5/1	670008AD3	 95,037 	 69,803,000 		Sole
Omnicare, Inc		NOTE 3.750%12/1	681904AN8	 447 		 275,000 		Sole
Omnicom Group		NOTE 7/3	681919AV8	 24,064 	 21,341,000 		Sole
Omnicom Group		NOTE 7/0	682134AA9	 78,063 	 65,842,000 		Sole
PHH Corporation		NOTE 4.000% 9/0	693320AN3	 63,492 	 57,491,000 		Sole
Priceline.com		DEBT 1.000% 3/1	741503AQ9	 885 		 800,000 		Sole
Prologis, Inc		NOTE 3.250% 3/1	74340XAT8	 7,447 		 6,440,000 		Sole
Prospect Capital Corp	NOTE 6.250%12/1	74348TAC6	 113,509	 104,210,000		Sole
Pulse Electronics Corp	NOTE 7.000%12/1	74586WAA4	 931 		 1,320,000 		Sole
Rambus Inc		NOTE 5.000% 6/1	750917AC0	 509 		 500,000 		Sole
Rayonier Inc		NOTE 4.500% 8/1	75508AAC0	 47,781 	 26,490,000 		Sole
Rite Aid Corp		NOTE 8.500% 5/1	767754BU7	 29,165 	 25,224,000 		Sole
Royal Gold, Inc		NOTE 2.875% 6/1	780287AA6	 33,282 	 31,361,000 		Sole
Safeguard Scientifics	DBCV 5.250% 5/1	786449AJ7	 3,898 		 3,500,000 		Sole
Saks			NOTE 2.000% 3/1	79377WAL2	 33,069 	 32,904,000 		Sole
School Specialty	SDCV 3.750%11/3	807863AM7	 24,382		 54,790,000		Sole
Sotheby's		NOTE 3.125% 6/1	835898AC1	 74,944 	 66,396,000 		Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	858119AP5	 59,970 	 53,071,000 		Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	859737AB4	 114,881 	 116,779,000 		Sole
Stillwater Mining Co.	NOTE 1.750%10/1	86074QAL6	 4,4054		 37,040,000		Sole
SunPower Corp		DBCV 4.500% 3/1	867652AE9	 2,461 		 2,450,000 		Sole
Symantec Corporation	NOTE 1.000% 6/1	871503AF5	 7,180 		 5,565,000 		Sole
Teleflex Incorporated	NOTE 3.875% 8/0	879369AA4	 13,657		 9,390,000		Sole
Teva Pharm		DBCV 0.250% 2/0	88163VAE9	 140,376 	 134,492,000 		Sole
Tyson Foods, Inc	NOTE 3.250%10/1	902494AP8	 114,517	 77,038,000		Sole
United States Steel	NOTE 4.000% 5/1	912909AE8	 2,086 		 2,000,000 		Sole
United Therapeutics	NOTE 1.000% 9/1	91307CAF9	 3,440 		 2,500,000 		Sole
Vector Group Ltd	FRNT 1/1	92240MAY4	 1,165 		 1,000,000 		Sole
Virgin Media Inc	NOTE 6.500%11/1	92769LAB7	 5,253 		 2,000,000 		Sole
Viropharma Inc		NOTE 2.000% 3/1	928241AH1	 2,985 		 2,000,000 		Sole
Wells Fargo & Company	MTNF 0.125% 3/0	94986RCZ2	 1,997 		 1,760,000 		Sole
XPO Logistics, Inc.	NOTE 4.500%10/0	983793AA8	 17,344 	 14,590,000 		Sole
Xilinx, Inc		NOTE 2.625% 6/1	983919AF8	 126,683 	 88,745,000 		Sole
			                                3,877,329